Fair Value (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value Disclosures [Abstract]
Assets and Liabilities Reported on Consolidated Statements of Financial Condition at Fair Value on a Recurring Basis

The following tables present the assets and liabilities reported on the consolidated statements of financial condition at their fair value on a recurring basis as of December 31, 2013 and 2012 by level within the fair value hierarchy. Financial assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

	As of December 31, 2013

(Dollar amounts in thousands)
	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level I)	Significant Other Observable Inputs (Level II)	Significant Unobservable Inputs (Level III)	Total
Assets:
Securities available for sale:
Trust preferred securities	$-	$1,697	$37,209	$38,906
Municipal securities	-	179,740	-	179,740
Equity securities	1,921	-	-	1,921
Corporate bonds	-	206,220	-	206,220
Mortgage backed securities
U.S. sponsored entities	-	634,424	-	634,424
Private label	-	1,805	-	1,805

Subtotal mortgage-backed securities	-	636,229	-	636,229

Total securities available for sale	$1,921	$1,023,886	$37,209	$1,063,016

Other Assets
Interest rate caps	-	717	-	717

Total other assets	$-	$717	$-	$717

Liabilities:
Other Liabilties
Interest rate swaps	-	3,870	-	3,870

Total other liabilities	$-	$3,870	$-	$3,870

	As of December 31, 2012

(Dollar amounts in thousands)
	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level I)	Significant Other Observable Inputs (Level II)	Significant Unobservable Inputs (Level III)	Total
Assets:
Securities available for sale:
Trust preferred securities	$-	$1,848	$36,179	$38,027
Municipal securities	-	190,887	-	190,887
Equity securities	1,818	-	-	1,818
Corporate bonds	-	225,795	-	225,795
Mortgage backed securities
U.S. sponsored entities	-	649,933	-	649,933
Private label	-	4,316	-	4,316

Subtotal mortgage-backed securities	-	654,249	-	654,249

Total securities available for sale	$1,818	$1,072,779	$36,179	$1,110,776

Other Assets
Interest rate caps	-	90	-	90

Total other assets	$-	$90	$-	$90

Liabilities:
Other Liabilties
Interest rate swaps	-	5,743	-	5,743

Total other liabilities	$-	$5,743	$-	$5,743

Fair Value Measurements Using Significant Unobservable Inputs (Level III)

Fair value measurements using significant unobservable inputs (Level III):

	Securites available for sale
	2013	2012
Beginning balance January 1,	$36,179	$35,789
Total net realized/unrealized gains (losses)
Included in earnings:
Interest income on securities	14	14
Net realized loss on securities available for sale	(310)	(5)
Included in other comprehensive income	1,326	381
Transfers in and/or out of Level III	-	-
Purchases, issuances, sales and settlements
Purchases	-	-
Issuances	-	-
Sales	-	-
Settlements	-	-

Ending balance, December 31,	$37,209	$36,179

Changes in Unrealized Gains and Losses Recorded in Earnings for Level III Assets and Liabilities

The following table summarizes changes in unrealized gains and losses recorded in earnings for the year ended December 31, 2013 and December 31, 2012, for Level III assets and liabilities that were still held at December 31, 2013 and 2012:

	Securites available for sale
	2013	2012
Interest income on securities	$14	$14
Net realized loss on securities available for sale	(310)	(5)

Total	$(296)	$9

Schedule of Fair Value Level III Assets Measured at Fair Value on a Recurring or Non-Recurring Basis

For Level III assets measured at fair value on a recurring or non-recurring basis as of December 31, 2013, the significant observable inputs used in the fair value measurements were as follows:

(Dollar amounts in thousands)	Fair Value at December 31, 2013	Fair Value at December 31, 2012	Valuation Technique	Significant Unobservable Inputs	2013 Range (Weighted Average)	2012 Range (Weighted Average)
Trust Preferred Securities	$37,209	$36,179	Discounted Cash Flow	Credit Spreads	45-70 (57.5) basis points	45-80 (66.1) basis points
				Liquidity Risk Adjustments	20-55 (36) basis points	20-65 (38) basis points
				Default Rates	.6% - 1%	.6% - 1%
Impaired Loans	15,961	14,740	Appraisal of collateral (1)	Appraisal value and liquidation expense	2.84% - 48.93% (9.95%)	0.64% - 48.93% (9.98%)
Real estate acquired through foreclosure	1,977	2,441	Appraisal of collateral (1)	N/A	N/A	N/A
Servicing assets	9	14	Discounted Cash Flow	Remaining term	1.25 yrs to 16.9 yrs (12.5 yrs)	0.2 yrs to 18.8 yrs (13.5 yrs)
				Discount Rate	11.25% - 12.25% (11.36%)	11.25% - 12.25% (11.51%)

(1)

Fair value is generally determined through independent appraisals of the underlying collateral, which generally includes various level III inputs which are not identifiable. Appraisals may be adjusted by management for qualitative factors such as economic conditions and estimated liquidation expenses.